Business Acquisitions - Summary of Purchase Price Allocated (Details) - CAD ($) $ in Thousands	Nov. 01, 2022	Mar. 31, 2022	Jul. 20, 2021
Alcanna
Disclosure of detailed information about business combination [line items]
Cash		$ 54,339
Issuance of common shares		287,129
Total Purchase Price		341,468
Inner Spirit
Disclosure of detailed information about business combination [line items]
Cash			$ 92,583
Issuance of common shares			26,216
Contingent consideration			1,150
Total Purchase Price			119,949
Zenabis
Disclosure of detailed information about business combination [line items]
Extinguishment of senior loan	$ 18,215
Total Purchase Price	$ 18,215
Previously Reported | Alcanna
Disclosure of detailed information about business combination [line items]
Cash		54,339
Issuance of common shares		287,129
Total Purchase Price		$ 341,468
Previously Reported | Inner Spirit
Disclosure of detailed information about business combination [line items]
Cash			92,583
Issuance of common shares			26,216
Contingent consideration			1,150
Total Purchase Price			$ 119,949